May 01, 2021
LVIP Delaware REIT Fund
LVIP Delaware REIT Fund(Standard and Service Class)Summary
Investment Objective
The investment objective of the LVIP Delaware REIT Fund (the “Fund”) is to seek maximum long-term total return, with capital appreciation as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the two-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate investment trusts (REITs) (80% policy).In managing the Fund, the Fund’s sub-adviser, Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, strives to include REITs that represent a variety of different sectors in the real estate industry. For purposes of this section, a reference to Sub-Adviser may also include Macquarie Investment Management Global Limited (“MIMGL” or “Sub-Sub-Adviser”) with respect to its role as sub-sub-adviser to the Fund.In selecting investments, the Sub-Adviser generally focuses on its expectations regarding what it considers to be the key factors in determining equity prices - company earnings, earnings quality, valuation measures and momentum. To be able to implement its investment philosophy the Sub-Adviser will rely on a systematic process to exploit opportunities using a number of quantitative, event driven and fundamental investment strategies within a risk aware portfolio construction framework.The Sub-Adviser may seek investment advice and recommendations from its affiliates under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may permit its affiliates:•MIMGL to provide discretionary investment management services and to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also seek quantitative support from MIMGL.•Macquarie Funds Management Hong Kong Limited (”MFMHKL”), to execute Fund security trades on behalf of the Sub-Adviser.The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.The following risks reflect the principal risks of the Fund.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.•Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.•Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses.•Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.•Counterparty Risk. Counterparty risk is the risk that if a fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.•Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® REIT Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2021. Therefore, pre-inception historical performance of Standard Class shares and Service Class shares is based on the previous performance of the Predecessor Fund’s Standard Class shares and Service Class shares. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Standard Class shares of the Predecessor Fund commenced operations on May 4, 1998, the Service Class shares of the Predecessor Fund commenced operations on April 30, 2000, and the Since Inception returns in the table below are based on these dates. Historical performance figures for periods prior to May 1, 2021 have not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares of the Fund, respectively. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)
Highest Quarterly ReturnQ4 201115.31%Lowest Quarterly ReturnQ1 2020(26.00%)
Average Annual Total Returns for periods ended 12/31/20
*Index Returns are based on May 4, 1998 inception date of the Predecessor Fund.